INCOME TAXES - Schedule of Components of Income Tax Benefit (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred:
Domestic - Federal					$ 569	$ 0
Foreign					762	0
Deferred income tax benefit	$ 533	$ 0	$ 1,288	$ 0	$ 1,331	$ 0